Acquisitions and Divestitures - Additional Information (Details) - USD ($) $ in Thousands							1 Months Ended			12 Months Ended
		Mar. 14, 2016	Feb. 24, 2016	Mar. 02, 2015		Nov. 25, 2014	Aug. 31, 2012	Jul. 31, 2009	Dec. 31, 2008	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Units issued										498,009		10,913,853
Deferred purchase price obligation - Anadarko	[1],[2]									$ 188,674		$ 0
Revenues and other	[3]									1,752,072		1,533,377	$ 1,200,060
Operating expenses	[3]									1,723,017		1,036,473	897,389
Goodwill	[1]									419,186		418,587
Dew and Pinnacle Systems [Member]
Property, Plant and Equipment [Line Items]
Proceeds from the sale of assets										145,600
Gain (loss) on divestiture and other, net										77,300
Goodwill										5,100
Affiliates [Member]
Property, Plant and Equipment [Line Items]
Revenues and other	[3],[4]									1,220,639		1,203,974	957,912
Operating expenses										278,318		230,624	232,373
Proceeds from the sale of assets	[3]									925		402	85
Deferred Purchase Price Obligation - Anadarko [Member] | Affiliates [Member]
Property, Plant and Equipment [Line Items]
Interest expense, related party	[5]									$ 14,398		0	0
Subsequent Event [Member] | Common Units [Member] | Anadarko [Member]
Property, Plant and Equipment [Line Items]
Units issued			1,253,761
Newcastle [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired									50.00%	50.00%
Fort Union [Member]
Property, Plant and Equipment [Line Items]
Equity investment ownership									14.81%
Chipeta Processing Limited Liability Company [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired							24.00%	51.00%		75.00%
White Cliffs [Member]
Property, Plant and Equipment [Line Items]
Equity investment ownership														10.00%
Delaware Basin JV Gathering LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired				50.00%	[6]					50.00%
Revenues and other										$ 0	[7]	62,112	32,545
Delaware Basin JV Gathering LLC [Member] | Deferred Purchase Price Obligation - Anadarko [Member] | Affiliates [Member]
Property, Plant and Equipment [Line Items]
Discount rate percentage										10.00%
Deferred purchase price obligation - Anadarko										$ 188,700
Interest expense, related party										$ 14,400		0	0
Delaware Basin JV Gathering LLC [Member] | Deferred Purchase Price Obligation - Anadarko [Member] | Level 3 Inputs [Member] | Affiliates [Member]
Property, Plant and Equipment [Line Items]
Deferred purchase price obligation to Anadarko - future value				$ 282,800
Deferred purchase price obligation to Anadarko - acquisition date value	[6]			$ 174,276
Springfield Pipeline LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired										50.10%
Revenues and other										$ 190,766		150,576	$ 114,647
Springfield Pipeline LLC [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired			100.00%
Acquisition price		$ 750,000
Springfield Pipeline LLC [Member] | Subsequent Event [Member] | Anadarko [Member]
Property, Plant and Equipment [Line Items]
Cash payment for acquisition		$ 712,500
Springfield Pipeline LLC [Member] | Subsequent Event [Member] | Springfield Oil And Gas Gathering System [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired		50.10%
Springfield Pipeline LLC [Member] | Subsequent Event [Member] | Common Units [Member] | Anadarko [Member]
Property, Plant and Equipment [Line Items]
Units issued		1,253,761
Delaware Basin Midstream LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired	[8]					100.00%
Post-closing purchase price adjustments										3,500
Revenues and other												12,500
Operating expenses												$ 10,400
Delaware Basin Midstream LLC [Member] | Level 3 Inputs [Member]
Property, Plant and Equipment [Line Items]
Goodwill										$ 284,749

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	See Note 2.
[3]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of the Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	See Note 2 for a discussion of the accretion and net present value of the Deferred purchase price obligation - Anadarko.
[6]	The Partnership acquired Anadarko’s interest in Delaware Basin JV Gathering LLC (“DBJV”), which owns a 50% interest in a gathering system and related facilities (the “DBJV system”). The DBJV system is located in the Delaware Basin in Loving, Ward, Winkler and Reeves Counties, Texas. The Partnership will make a cash payment on March 31, 2020, to Anadarko as consideration for the acquisition of DBJV. The Partnership currently estimates the future payment will be $282.8 million, the net present value of which was $174.3 million as of the acquisition date. See DBJV acquisition—Deferred purchase price obligation - Anadarko below.
[7]	The financial results for the DBJV system for the year ended December 31, 2015 are reflected in the Partnership’s historical financial statements as filed in the Partnership’s 2015 Form 10-K with the SEC on February 25, 2016.
[8]	The Partnership acquired Nuevo Midstream, LLC (“Nuevo”) from a third party. Following the acquisition, the Partnership changed the name of Nuevo to Delaware Basin Midstream, LLC (“DBM”). The assets acquired include cryogenic processing plants, a gas gathering system, and related facilities and equipment, which are collectively referred to as the “DBM complex” and serve production from Reeves, Loving and Culberson Counties, Texas and Eddy and Lea Counties, New Mexico. See DBM acquisition below for further information, including the final allocation of the purchase price.